Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Atrributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ (2,273)	$ (5,995)	$ (10,603)
Other comprehensive (loss) income and other	(21,464)	3,722	4,608
Ending Balance	(23,737)	(2,273)	(5,995)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	903	1,409	(41)
Other comprehensive (loss) income and other	(20,311)	(506)	1,450
Ending Balance	(19,408)	903	1,409
Accumulated Defined Benefit Plans Adjustment Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(3,176)	(10,697)	(12,160)
Other comprehensive (loss) income and other	(1,153)	7,521	1,463
Ending Balance	(4,329)	(3,176)	(10,697)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	0	0	(416)
Other comprehensive (loss) income and other	0	0	416
Ending Balance	0	0	0
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	0	3,293	2,014
Other comprehensive (loss) income and other	0	(3,293)	1,279
Ending Balance	$ 0	$ 0	$ 3,293